Pension Plan	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Pension Plan
11. PENSION PLAN
SMI Taiwan, the Company’s largest operating company, is a Taiwan registered company and subject to Taiwan’s Labor Pension Act (the “New Act”), which became effective on July 1, 2005, and the pension mechanism under the New Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 (the “Old Act”) could choose to be subject to the pension mechanism under the New Act or continue to be subject to the pension mechanism under the Old Act. For those employees who were subject to the Old Act and still work for the Company after July 1, 2005 and have chosen to be subject to the Old Act, their seniority as of July 1, 2005 were maintained.
The activity and amount attributable to the Old Act have been insignificant since the plan became fully funded as of December 31, 2022, and the Company received government approval to cease contributions since 2023.
The New Act prescribes that the rate of contribution by an employer to employees’ pension accounts per month will not be less than 6% of each employee’s monthly salary. According to the New Act, SMI Taiwan made monthly contributions and recognized pension costs of US$3,317 thousand, US$3,369 thousand and US$3,542 thousand for the years ended December 31, 2022, 2023 and 2024, respectively.